Investment Objectives and Goals - iShares Long-Term U.S. Equity Active ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES U.S. SELECT EQUITY ACTIVE ETF Ticker: BELT Stock Exchange: The Nasdaq Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Select Equity Active ETF (the “Fund”) (formerly known as “iShares Long-Term U.S. Equity Active ETF”) seeks to achieve long-term capital growth.